Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trade accounts receivable	€ 8,566	€ 12,938
Notes receivable	738	613
Less: allowance for doubtful accounts	(1,094)	(1,602)
Total	8,210	11,949
Current portion of net trade accounts and notes receivable	7,895	11,148
Total long-term portion	€ 316	€ 801